Consolidated Statements of Partners' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Partnership distribution declared, per unit (in dollars per share)	$ 3.455	$ 3.33	$ 3.075
Cumulative Foreign Currency Translation Adjustment [Member]
Foreign currency translation adjustment, tax	$ (4,330)	$ 2,127	$ (9,050)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Unrealized loss on cash flow hedging derivatives, tax	$ (1,484)	$ (650)	$ 625